JOINT VENTURES AND ASSOCIATES - Assets and Liabilities (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	$ 42,306,321	$ 39,296,810
Liabilities in joint ventures and associates		622,823
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	39,942,506	36,026,710
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	8,534
Liabilities in joint ventures and associates		622,823
Alfalfa Technologies S.R.L
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	36,503	36,502
Moolec Science S.A.
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	$ 2,318,778	$ 3,233,598